Significant Accounting Policies - Summary of Initial Adoption of IFRS 9 (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Initial Adoption IFRS 9 [line items]
Beginning balance	R$ 13,627,220	R$ 14,992,025	R$ 5,973,005
Ending balance	12,950,024	13,627,220	14,992,025
Retained earnings
Disclosure Of Initial Adoption IFRS 9 [line items]
Beginning balance	96,214	1,455,027	600,956
Ending balance	(423,203)	96,214	1,455,027
Total
Disclosure Of Initial Adoption IFRS 9 [line items]
Beginning balance	13,536,446	14,853,462	5,972,379
Ending balance	12,893,906	13,536,446	14,853,462
Non-controlling interests
Disclosure Of Initial Adoption IFRS 9 [line items]
Beginning balance	90,774	138,563	626
Ending balance	R$ 56,118	R$ 90,774	R$ 138,563